Schedule of other expenses and financial costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Expenses And Financial Costs
Travel & related expenses	$ (17,093)	$ (141,196)	$ (118,292)
Insurance expenses	(46,665)	(45,083)	(68,167)
Business expenses	(1,583)	(26,772)	(24,204)
Foreign exchange loss	(3,485)		(34,416)
Total other expenses	(68,826)	(213,051)	(245,079)
Implied interest expense related to convertible notes			(666,534)
Interest expense	(78,461)	(41,389)	(68,271)
Bank charges	(4,913)	(4,322)	(9,182)
Merchant facility fees	(30,825)	(59,656)	(4,203)
Total finance costs	$ (114,199)	$ (105,367)	$ (748,190)